SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Accumulated Depreciation	$ (186,526)	$ (26,409)
Fixes Assets, Net	698,580	849,027
Machinery And Equipment
Fixes Assets, Gross	797,695	794,945
R&D Equipment
Fixes Assets, Gross	37,973	31,053
Vehicle Equipment
Fixes Assets, Gross	9,989	9,989
Office And Computer Equipment
Fixes Assets, Gross	8,420	8,420
Office Furniture [Member]
Fixes Assets, Gross	$ 31,029	$ 31,029